Note 1 - Organization and Description of the Business (Details Textual) - USD ($) $ in Thousands		3 Months Ended
	Feb. 23, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Workforce Reduction, Percent	55.00%
Severance Costs		$ 300
Cash, Cash Equivalents, and Short-Term Investments		12,700	$ 16,800
Retained Earnings (Accumulated Deficit)		$ (182,846)	$ (176,793)	$ (144,724)